Stockholders' Equity (Deficit) (Details 3) - $ / shares	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018	Mar. 31, 2017
Text Block [Abstract]
Number of warrants outstanding, beginning	6,169,497	6,534,810	6,504,810
Number of warrants granted/restated	0	0	30,000
Number of warrants canceled	0	0	0
Number of warrants expired	(617,000)	(365,313)	0
Number of warrants outstanding, ending	5,552,497	6,169,497	6,534,810
Weighted average exercise price outstanding, beginning	$ 1.50	$ 1.48	$ 1.48
Weighted average exercise price granted	0.00	0.00	.50
Weighted average exercise price canceled	0.00	0.00	.00
Weighted average exercise price expired	1.47	(1.18)	.00
Weighted average exercise price outstanding, ending	$ 1.50	$ 1.50	$ 1.48